Reverse Merger (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 20, 2013	Apr. 28, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Mar. 22, 2012
Common Stock, Par Or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding			24,801,132	24,214,670	25,301,132
Sale of Stock, Number of Shares Issued in Transaction			2,500,000	649,382
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		1,050,000
Sale of Stock, Consideration Received on Transaction				$ 6,610
Working Capital			$ 15,909
Equity Proceeds Held In Trust Account						$ 42,740
Escrow [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			890,000
Reverse Merger [Member]
Shares Held Pursuant To Merger	20,567,141
Common Stock, Par Or Stated Value Per Share	$ 0.0001
Earn Out Shares Held Pursuant To Merger	3,000,000
Net Tangible Book Value Of Shares Held On Merger			$ 3,526
Common Stock, Shares, Outstanding			3,647,529
Receivable From Transfer Agent Net				$ 15,909
Warrant Liability			$ 25,906
Shares Excluded From Participation Of Business Combination			2,251,853
Other Liabilities			$ 139
Prior To Merger [Member]
Business Acquisition, Transaction Costs			$ 3,900